Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net income (loss)	$ 2,598	$ (29,112)	$ 22,798
Adjustments to reconcile net income (loss) to net cash flows provided by operating activities:
Equity earnings from unconsolidated subsidiary	(496)	(530)	(1,159)
Finance lease revenue	(731)	(2,066)	(299)
Gain on sale of aircraft	(3,926)	(27,195)	(28,959)
Depreciation	133,227	120,452	159,732
Aircraft impairment	22,000	96,122	66,093
Amortization of debt discounts and debt issuance costs	7,955	9,375	11,922
Amortization of lease incentives	7,668	8,898	20,527
Amortization of lease premiums, discounts and other	412	388	2,046
Amortization of GAAM acquisition fair value adjustments	1,223	1,621	3,650
Loss on modification and extinguishment of debt	23,309	9,246	17,491
Share-based compensation	0	0	195
Unrealized foreign exchange (gain) loss	2,305	(437)	(1,247)
Provision (benefit) for deferred income taxes	5,178	(9,158)	4,919
(Gain) loss on derivative instruments	(478)	76	4,134
Security deposits and maintenance payment liability recognized into earnings	(16,268)	(3,450)	(48,658)
Security deposits and maintenance payment claims applied towards operating lease revenue	0	(684)	0
Cash receipts from maintenance rights	0	9,513	0
Maintenance rights recognized into earnings	465	0	0
Changes in operating assets and liabilities:
Rent receivables	(4,251)	(1,034)	6,814
Other assets	(2,599)	(1,134)	137
Payable to related parties	(10,126)	(17,163)	(19,407)
Accounts payable, accrued liabilities and other liabilities	11,588	(10,964)	(2,183)
Net cash flows provided by operating activities	179,053	152,764	218,546
Cash Flows from Investing Activities
Investment in unconsolidated subsidiary	0	0	(2,009)
Rent received from finance lease	1,880	2,970	424
Investment in finance lease	0	0	(33,596)
Purchase of flight equipment	(434,122)	(552,166)	(567,523)
Proceeds from sale of aircraft, net	21,750	430,867	1,110,046
Payments for aircraft improvement	(7,357)	(2,230)	(8,196)
Payments for lessor maintenance obligations	(12,564)	(2,712)	(18,609)
Net cash flows (used in) provided by investing activities	(430,413)	(123,271)	480,537
Cash Flows from Financing Activities
Security deposits received	7,196	920	13,914
Security deposits returned	(3,554)	(7,438)	(7,788)
Maintenance payment liability receipts	75,765	71,514	84,491
Maintenance payment liability disbursements	(14,303)	(10,951)	(38,768)
Net swap termination payments	0	(709)	(3,737)
Debt modification and extinguishment costs	(17,396)	(3,153)	(3,623)
Debt issuance costs	(1,464)	(2,552)	(933)
Proceeds from unsecured borrowings	295,150	0	0
Repayment of unsecured borrowings	(375,000)	0	0
Proceeds from secured borrowings	513,459	572,719	147,276
Repayment of secured borrowings	(326,909)	(448,346)	(791,385)
Shares repurchased	(57,286)	(40,257)	(81,432)
Dividends paid	0	0	(41,388)
Dividend equivalents	0	0	(1,054)
Net cash flows provided by (used in) financing activities	95,658	131,747	(724,427)
Effect of exchange rate changes on unrestricted and restricted cash and cash equivalents	430	(84)	(424)
Net increase (decrease) in unrestricted and restricted cash and cash equivalents	(155,272)	161,156	(25,768)
Unrestricted and restricted cash and cash equivalents at beginning of period	612,087	450,931	476,699
Unrestricted and restricted cash and cash equivalents at end of period	456,815	612,087	450,931
Reconciliation to Consolidated Balance Sheets:
Cash and cash equivalents at end of period	329,105	517,964	275,998
Restricted cash and cash equivalents	127,710	94,123	174,933
Unrestricted and restricted cash and cash equivalents at end of period	$ 456,815	$ 612,087	$ 450,931